INTEREST-BEARING LOANS AND BORROWING (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance, non current	R$ 2,203.0	R$ 2,788.1
Balance, current	1,298.1	982.6
Balance, non current	2,788.1
Balance, current	982.6
Proceeds, non-current	49.8	267.0
Proceeds, current		7.9
Payments, non-current	(0.8)
Payments, current	(226.6)	(230.2)
Foreign exchange, non-current	(52.8)	(56.8)
Foreign exchange, current	(19.6)	(17.4)
Transfers between current and non-current	(1,238.0)	(761.0)
Transfers between current and non-current, current	1,238.0	761.0
New lease agreements, non-current	629.5	905.3
New lease agreements, current	524.4	469.2
Interest on leases	193.1	159.3
Payment of lease liabilities, current	(1,373.2)	(1,014.0)
Other movements, non-current	27.2	180.1
Other movements, current	(20.6)	(0.3)
Non Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Balance, non current	2,203.0	2,788.1
Balance, non current	2,788.1	2,253.5
Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Balance, current	1,298.1	982.6
Balance, current	R$ 982.6	R$ 847.1